******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04802
Reporting Period: 07/01/2009 - 06/30/2010
BlackRock Municipal Series Trust









==================== BLACKROCK INTERMEDIATE MUNICIPAL FUND =====================


BLACKROCK INSURED MUNICIPAL TERM TRUST INC., THE

Ticker:       BMT            Security ID:  092474105
Meeting Date: AUG 26, 2009   Meeting Type: Annual
Record Date:  JUN 29, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Richard S. Davis          For       For          Management
1.2   Elect Trustee James T. Flynn            For       For          Management
1.3   Elect Trustee Karen P. Robards          For       For          Management
1.4   Elect Trustee Frank J. Fabozzi          For       For          Management

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